Shareholders' Equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2006
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	4,711,000	5,252,000	6,159,000
Granted (in shares or equivalent shares)	(1,841,000)	(610,000)	(1,040,000)
Cancelled/expired/forfeited (in shares)	92,000	69,000	133,000
Outstanding number of shares available for issuance at the end of the period	2,962,000	4,711,000	5,252,000
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 37.41	$ 84.25
Stock Options
Assumptions used to value the option grants
Expected term (in years)	4 years	4 years 1 month 6 days
Expected volatility (as a percent)		58.00%
Risk-free interest rate (as a percent)		0.60%	0.40%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Contractual life of the options granted					10 years
Number of shares available for issuance
Granted (in shares or equivalent shares)	(1,605,900)	(451,500)	(430,500)
Stock options activity
Outstanding at the beginning of the period (in shares)	1,038,000	1,209,000	780,000
Granted (in shares)	235,000	160,000	610,000
Exercised (in shares)	(240,000)	(325,000)	(180,000)
Cancelled/expired/forfeited (in shares)	(11,000)	(6,000)	(1,000)
Outstanding at the end of the period (in shares)	1,022,000	1,038,000	1,209,000	780,000
Vested and expected to vest at the end of the year (in shares)	1,009,000	1,024,000
Exercisable at the end of the period (in shares)	591,000	562,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 45.31	$ 41.53	$ 30.42
Granted (in dollars per share)	$ 38.38	$ 53.83	$ 50.75
Exercised (in dollars per share)	$ 32.58	$ 35.73	$ 24.71
Cancelled/expired/forfeited (in dollars per share)	$ 47.94	$ 30.39	$ 32.84
Outstanding at the end of the period (in dollars per share)	$ 46.68	$ 45.31	$ 41.53	$ 30.42
Vested and expected to vest at the end of the period (in dollars per share)	$ 46.77	$ 45.21
Exercisable at the end of the period (in dollars per share)	$ 48.36	$ 39.93
Weighted Average Remaining Contractual Life
Outstanding at end of the period	3 years 10 months 24 days	3 years 5 months 23 days	3 years 6 months	2 years 29 days
Vested and expected to vest at the end of the period	3 years 10 months 17 days	3 years 5 months 16 days
Exercisable at the end of the period	3 years 1 month 28 days	2 years 5 months 16 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	$ 809,000	$ 40,411,000	$ 11,183,000	$ 16,832,000
Vested and expected to vest at the end of the period	809,000	39,964,000
Exercisable at the end of the period	809,000	24,927,000
Total intrinsic value of options exercised	4,700,000	12,400,000	6,800,000
Cash received from the exercises of stock option	8,900,000	10,300,000	4,400,000
Unrecognized compensation cost	$ 8,100,000	$ 9,500,000
Weighted-average period of unrecognized compensation cost	2 years 8 months 12 days	2 years 1 month 6 days
Stock Options | Minimum
Assumptions used to value the option grants
Expected term (in years)			3 years 9 months 18 days
Expected volatility (as a percent)	55.00%		62.00%
Risk-free interest rate (as a percent)	1.30%
Contractual life of the options granted	6 years
Stock Options | Maximum
Assumptions used to value the option grants
Expected term (in years)			4 years
Expected volatility (as a percent)	56.00%		63.00%
Risk-free interest rate (as a percent)	1.90%
Contractual life of the options granted	7 years
Restricted share units
Number of shares available for issuance
Restricted shares units granted (in shares)	918,000	258,000	246,000